NEW PROVIDENCE INVESTMENT TRUST

116 South Franklin Street

Post Office Box 69

Rocky Mount, North Carolina 27802

(252) 972-9922

October 6, 2008

VIA EDGAR

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	New Providence Investment Trust (“Trust”) (File Nos. 333-31359 and 811-08295); on behalf of the Wisdom Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 17 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed with the U.S. Securities and Exchange Commission electronically on September 29, 2008.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

New Providence Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary

CC:	Jeffrey T. Skinner

Kilpatrick Stockton LLP

1001 West Fourth Street

Winston-Salem, North Carolina 27101